Movement in Working Capital and Provisions for Liabilities - Summary of Movement in Working Capital and Provisions for Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	€ 794	€ 793	€ 1,442
Translation adjustment	(84)	60	121
Arising on acquisition (note 31)	45	41	24
Reclassified (as) from held for sale	(294)		76
Disposals	(29)	(24)	(246)
- arising on acquisitions during year (note 31)	(45)	(22)	(97)
- paid during year	53	57	59
Deferred proceeds arising on disposals during year	3	7	38
Interest accruals and discount unwinding	(23)	(54)	(39)
Reclassification	48
Transfer to property, plant and equipment		(8)
Increase/(decrease) in working capital and provisions for liabilities	209	(56)	(585)
Ending balance	677	794	793
Inventories [Member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	2,939	2,873	2,260
Translation adjustment	(218)	20	130
Arising on acquisition (note 31)	114	9	621
Reclassified (as) from held for sale	(266)		102
Disposals	(34)	(18)	(211)
Reclassification	(3)
Increase/(decrease) in working capital and provisions for liabilities	183	55	(29)
Ending balance	2,715	2,939	2,873
Trade and Other Receivables [Member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	4,191	4,126	2,729
Translation adjustment	(286)	(12)	147
Arising on acquisition (note 31)	129	28	1,533
Reclassified (as) from held for sale	(334)		79
Disposals	(16)	(15)	(178)
Deferred proceeds arising on disposals during year	3	7	38
Interest accruals and discount unwinding	1
Reclassification	(14)
Transfer to property, plant and equipment		(8)
Increase/(decrease) in working capital and provisions for liabilities	112	65	(222)
Ending balance	3,786	4,191	4,126
Trade and Other Payables [Member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	(5,276)	(5,171)	(3,151)
Translation adjustment	348	26	(151)
Arising on acquisition (note 31)	(149)	(14)	(1,549)
Reclassified (as) from held for sale	306		(98)
Disposals	20	8	137
- arising on acquisitions during year (note 31)	(45)	(22)	(97)
- paid during year	53	57	59
Interest accruals and discount unwinding		(24)	(20)
Reclassification	65
Increase/(decrease) in working capital and provisions for liabilities	(82)	(136)	(301)
Ending balance	(4,760)	(5,276)	(5,171)
Provisions for Liabilities [Member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	(1,060)	(1,035)	(396)
Translation adjustment	72	26	(5)
Arising on acquisition (note 31)	(49)	18	(581)
Reclassified (as) from held for sale			(7)
Disposals	1	1	6
Interest accruals and discount unwinding	(24)	(30)	(19)
Increase/(decrease) in working capital and provisions for liabilities	(4)	(40)	(33)
Ending balance	€ (1,064)	€ (1,060)	€ (1,035)